Employee benefits	6 Months Ended
Apr. 30, 2021
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Employee benefits

14.	Employee benefits
Employee benefits include pensions, other post-retirement benefits, and post-employment benefits. The following table summarizes the expenses for the Bank’s principal plans
(1)
.

	For the three months ended
	Pension plans			Other benefit plans
($ millions)	April 30 2021	January 31 2021	April 30 2020	April 30 2021	January 31 2021	April 30 2020
Defined benefit service cost	$95	$95	$93	$6	$6	$(1)
Interest on net defined benefit (asset) liability	10	9	6	11	11	12
Other	3	3	4	(4)	–	(1)
Defined benefit expense	$108	$107	$103	$13	$17	$10
Defined contribution expense	$26	$23	$23	$–	$–	$–
Increase (decrease) in other comprehensive income related to employee benefits (2)	$814	$637	$(98)	$73	$4	$49

	For the six months ended
	Pension plans		Other benefit plans
($ millions)	April 30 2021	April 30 2020	April 30 2021	April 30 2020
Defined benefit service cost	$190	$184	$12	$12
Interest on net defined benefit (asset) liability	19	12	22	24
Other	6	8	(4)	1
Defined benefit expense	$215	$204	$30	$37
Defined contribution expense	$49	$42	$–	$–
Increase (decrease) in other comprehensive income related to employee benefits (2)	$1,451	$(414)	$77	$7
(1)	Other plans operated by certain subsidiaries of the Bank are not considered material and are not included in this note.
(2)	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.